Cash flow hedging reserve (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about hedges [line items]
Reserve of cash flow hedges	€ (14.9)	€ (24.6)	€ 19.8	€ 10.5
Change in fair value of hedging instrument recognized in OCI in the year	66.5	(50.9)	158.7
Deferred hedging gains transferred to the carrying value of inventory	(9.4)	(4.2)	(55.2)
Reclassified from other comprehensive income to finance costs	(61.0)	(7.8)	(90.9)
Deferred tax income (expense) on cash flow hedge reserve	(5.2)	18.5	(3.3)
Swap contract [member]
Disclosure of detailed information about hedges [line items]
Reserve of cash flow hedges	(20.6)	(16.6)	12.1	5.1
Change in fair value of hedging instrument recognized in OCI in the year	56.5	(30.3)	101.3
Reclassified from other comprehensive income to finance costs	(61.2)	(8.7)	(92.2)
Deferred tax income (expense) on cash flow hedge reserve	0.7	10.3	(2.1)
Forward contract [member]
Disclosure of detailed information about hedges [line items]
Reserve of cash flow hedges	0.7	(10.9)	6.9	5.8
Change in fair value of hedging instrument recognized in OCI in the year	7.4	(22.5)	57.3
Deferred hedging gains transferred to the carrying value of inventory	(9.4)	(4.2)	(55.2)
Reclassified from other comprehensive income to finance costs	0.0	0.0	0.0
Deferred tax income (expense) on cash flow hedge reserve	(5.2)	8.9	(1.0)
Other reserves
Disclosure of detailed information about hedges [line items]
Reserve of cash flow hedges	(19.9)	(27.5)	19.0	10.9
Change in fair value of hedging instrument recognized in OCI in the year	63.9	(52.8)	158.6
Deferred hedging gains transferred to the carrying value of inventory	(9.4)	(4.2)	(55.2)
Reclassified from other comprehensive income to finance costs	(61.2)	(8.7)	(92.2)
Deferred tax income (expense) on cash flow hedge reserve	(4.5)	19.2	(3.1)
Cost of Hedging reserve
Disclosure of detailed information about hedges [line items]
Reserve of cash flow hedges	5.0	2.9	0.8	€ (0.4)
Change in fair value of hedging instrument recognized in OCI in the year	2.6	1.9	0.1
Reclassified from other comprehensive income to finance costs	0.2	0.9	1.3
Deferred tax income (expense) on cash flow hedge reserve	€ (0.7)	€ (0.7)	€ (0.2)